Summary of significant accounting policies (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2015	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Decrease in basic lease rents			$ 296,000
Number of operating segments | segment			1
Number of reportable segments | segment			1
Allowance for credit loss			$ 117,547	$ 67,153	$ 0
Decrease to retained earnings			(8,410,261)	(7,399,703)
Debt			50,204,678	28,742,081
Debt, floating reference rate, duration	5 years	3 months
Floating Rate Debt
Summary Of Significant Accounting Policies [Line Items]
Debt			9,500,000
Floating Rate Debt | LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt			7,900,000
Long term debt due after June 30, 2023			6,000,000
Derivative, notional amount			$ 6,300,000
Floating Rate Debt | One Month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt, floating reference rate, duration			1 month
Floating Rate Debt | Three Month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt, floating reference rate, duration			3 months
Floating Rate Debt | Six Month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt, floating reference rate, duration			6 months
Cumulative effect due to adoption of new accounting standard
Summary Of Significant Accounting Policies [Line Items]
Allowance for credit loss				$ 0	30,264
Decrease to retained earnings					$ 25,800